File Nos. 33-24848
                                                                        811-5669

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                On June 25, 2007
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Post-Effective Amendment No. 62                                      / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940

      Post-Effective Amendment No. 63                                      / X /

                                FIFTH THIRD FUNDS

               (Exact Name of Registrant as Specified in Charter)

                                Fifth Third Funds
                 38 Fountain Square Plaza Cincinnati, Ohio 45263
                    (Address of Principal Executive Offices)

       Registrant's telephone number, including area code: (800) 282-5706 with a copy to:

                                 E. Keith Wirtz
                              c/o Fifth Third Funds
                 38 Fountain Square Plaza Cincinnati, Ohio 45263
                     (Name and Address of Agent for Service)

                             ALYSSA ALBERTELLI, Esq.
                 One Metro Center 700 12th Street, NW, Suite 900
                            Washington, DC 20005-3948


It is proposed that this filing will become effective:

        /   /  Immediately upon filing pursuant to paragraph (b), or

        /   /  60 days after filing pursuant to paragraph (a)(1), or

        / X /  On June 27, 2007, pursuant to paragraph (b), or

        /   /  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

       / X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 62 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 (the "Securities Act") and Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940 (the "1940 Act") (collectively "Amendment

No. 62/63") is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 solely to designate June 27, 2007 as the new effective date for Post-Effective Amendment No. 60 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 61 to the Trust's Registration Statement under the Investment Company Act of 1940 Act, filed pursuant to Rule 485(a) under the Securities Act on April 17, 2007 ("Amendment No. 60/61").

This Post-Effective Amendment No. 62 is intended to amend and supersede Post-Effective Amendment No. 61 filed pursuant to Rule 485(b) under the Securities Act on June 21, 2007, as new effective dates for Post-Effective Amendment No. 60.

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Amendment 62/63 relates solely to the Fifth Third Structured Large Cap Plus Fund, formerly the Fifth Third Large Cap Core Fund. The Amendment does not supersede or amend any disclosure in the Trust's Registration Statement relating to any other series of the Trust. No information contained herein is intended to amend or supersede any information contained in Amendment No. 60/61.

                                FIFTH THIRD FUNDS

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Fifth Third Funds (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on April 17, 2007 ("Amendment No. 60/61").

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 60/61 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 17, 2007.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 60/61 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 17, 2007.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, Fifth Third Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 62 under the Securities Act and Post-Effective Amendment No. 63 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 25th day of June, 2007.

                                                    Fifth Third Funds

                                                    By:  /s/ E. Keith Wirtz
                                                         -----------------------
                                                         E. Keith Wirtz
                                                         Title:  President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 62 to Fifth Third Funds' Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                     Title                               Date

/S/ E. KEITH WIRTZ*            President and Principal             June 25, 2007
-----------------------        Executive Officer
E. Keith Wirtz

/S/ CHRISTOPHER BELL*          Treasurer and Principal             June 25, 2007
-----------------------        Financial and Accounting
Christopher Bell               Officer

/S/ EDWARD BURKE CAREY*        Chairman and Trustee                June 25, 2007
-----------------------
Edward Burke Carey

/S/ DAVID J. DURHAM*           Trustee                             June 25, 2007
-----------------------
David J. Durham

/S/ J. JOSEPH HALE*            Trustee                             June 25, 2007
-----------------------
J. Joseph Hale

/S/ JOHN E. JAYMONT*           Trustee                             June 25, 2007
-----------------------
John E. Jaymont

/S/ DAVID J. GRUBER*           Trustee                             June 25, 2007
-----------------------
David J. Gruber


                                                    * By: /S/ ALYSSA ALBERTELLI
                                                          ---------------------
                                                              Alyssa Albertelli
                                                              Attorney-in-Fact
                                                              pursuant to the
                                                              powers of attorney
                                                              previously filed
                                                              or filed herewith